PROPERTY AND EQUIPMENT, NET - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Feb. 28, 2026	Feb. 28, 2025	Feb. 29, 2024
PROPERTY AND EQUIPMENT, NET
Depreciation	$ 68,615	$ 45,774	$ 23,748
Impairment loss of property, equipment's and leasehold improvements	19,772	5,364	$ 1,290
Amount of accumulated impairment loss written off	$ 3,174	$ 5,579